PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details 1) - Deferred Tax Assets [Member] - USD ($)	Jun. 27, 2020	Jun. 29, 2019
Regulatory Assets [Line Items]
Sale and Leaseback	$ 1,378,229	$ 1,563,839
Net Operating Loss	14,773,963	2,960,466
Fair Value of Investments	1,019,919
Lease Liability	30,545,899
Held for Sale	16,580,885
Notes Payable	16,156,489	11,368,955
Total Deferred Tax Assets	80,455,384	15,893,260
Deferred Tax Assets Not Recognized	(49,939,139)	(2,465,506)
Net Deferred Tax Assets	30,516,245	13,427,754
Leases	(14,974,482)
Property, Plant & Equipment	(25,286,947)	(42,916,321)
Intangible Assets	(37,731,096)	(54,108,705)
Senior Secured Convertible Credit Facility	(9,420,472)	(6,880,066)
Fair Value of Investments		(1,270,885)
Total Deferred Tax Liabilities	(87,412,297)	(105,175,977)
Net Deferred Tax Liabilities	$ (56,896,752)	$ (91,748,223)